Allowance For Doubtful Accounts - Summary of Activity in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Schedule Of Financial Receivables [Line Items]
Balance at beginning of period	$ 232,163	$ 117,227	$ 128,844
Charged to costs and expenses	(47,531)	54,571	32,445
Balance at end of period	151,792	232,163	117,227
Allowance for Doubtful Accounts [Member]
Schedule Of Financial Receivables [Line Items]
Balance at beginning of period	24,989	25,151	25,606
Charged to costs and expenses	12,103	18,559	19,481
Customer accounts written off-net of recoveries	(14,469)	(18,721)	(19,936)
Balance at end of period	$ 22,623	$ 24,989	$ 25,151